Document and Entity Information	Oct. 29, 2021
Cover [Abstract]
Entity Address, State or Province	UT
Amendment Flag	false
Entity Central Index Key	0001841804
Document Type	8-K
Document Period End Date	Oct. 29, 2021
Entity Registrant Name	INSTRUCTURE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40647
Entity Tax Identification Number	84-4325548
Entity Address, Address Line One	6330 SOUTH 3000
Entity Address, Address Line Two	EAST
Entity Address, Address Line Three	SUITE 700
Entity Address, City or Town	SALT LAKE CITY
Entity Address, Postal Zip Code	84121
City Area Code	(800)
Local Phone Number	203-6755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	INST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false